Goodwill and Intangible assets, net - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 20,395	$ 14,741
Less: accumulated amortization	(14,818)	(9,956)
Total intangible assets, net	5,577	4,785
Amortization of intangible assets	4,862	4,776	$ 4,573
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,070	2,832
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	3,694	440
Database
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	208	208
User panel
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	11,202	11,202
Brand name
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 1,221	$ 59